FAIR VALUE MEASUREMENTS - Liabilities measured (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Expense
2025 Convertible promissory notes
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance	¥ 537,778	¥ 513,754
Foreign exchange loss	11,127	46,650
Changes in the fair value	¥ (21,816)	¥ (22,626)
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Changes In The Fair Value Of Convertible Promissory Notes	Changes In The Fair Value Of Convertible Promissory Notes
Settlement	¥ (527,089)
Ending Balance		¥ 537,778
Share consideration due to the original shareholders for business combinatio
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Beginning Balance		214,577
Foreign exchange loss	960
Changes in the fair value	187,746
Transfer out of Level 3		¥ (214,577)
Ending Balance	¥ 188,706